NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders are calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020	2019
Net loss	$(2,579,761)	$(719,380)	$(277,357)
Deemed contribution related to repurchase of Series B convertible preferred stock	—	1,000	—
Deemed contribution related to repurchase of Series C convertible preferred stock	—	12,784	7,935
Deemed dividend related to the issuance of Series E convertible preferred stock	(2,167,332)	—	—
Net loss attributable to common stockholders	$(4,747,093)	$(705,596)	$(269,422)

Weighted-average shares outstanding—basic and diluted	740,393,759	24,825,944	20,595,229

Net loss per share:
Basic and diluted	$(6.41)	$(28.42)	$(13.08)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	Year Ended December 31,
Excluded Securities	2021	2020	2019
Convertible preferred stock (on an as-converted basis)	—	957,159,704	502,582,535
Convertible preferred stock warrants (on an as-converted basis)	—	1,546,799	1,546,799
Private warrants to purchase common stock	44,350,000	—	—
Options outstanding to purchase common stock	64,119,902	70,675,318	69,305,845
RSUs outstanding	32,210,200	—	—
If-converted common shares from convertible note	36,737,785	—	—
Total	177,417,887	1,029,381,821	573,435,179